Schedule of Notes Payable and Other Long-term Debt (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 03, 2016
Short-Term Debt [Line Items]
Interest rate				8.00%
Less current portion of notes payable and long-term debt	$ (25,723)	$ (139,538)	$ (223,217)
Notes payable and other long-term debt			221,300
Notes payable and other long-term debt			221,300
Notes Payable & Other Long-term [Member]
Short-Term Debt [Line Items]
Notes payable	$ 25,723	$ 139,538	330,654
Maturity	Apr. 30, 2023	Apr. 30, 2023
Interest rate	3.49%	3.49%
Finance lease obligation (Note 11)			113,863
Total	$ 25,723	139,538	444,517
Less current portion of notes payable and long-term debt	(25,723)	(139,538)	(223,217)
Notes payable and other long-term debt			221,300
Notes payable and other long-term debt			$ 221,300